Capital Disclosures (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 34,912,000	$ 11,666,000		$ 41,262,000	$ 31,220,000
Shareholders' equity	$ 27,563,000	$ 26,502,000		$ 36,099,000	$ 24,752,000
Base Shelf securities authorized			$ 150,000,000